CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock, par value	₪ 0.3333	₪ 0.3333
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	23,475,431	23,475,431
Common stock, shares outstanding	23,475,431	23,475,431
Treasury stock, shares	2,507,314	2,507,314